Excise Tax Payable (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Related Party Transaction [Line Items]
Excise tax interest and penalties	$ 888,332	$ 888,332
Excise tax liabilities interest and penalties	976,653	943,039
Bannix Common Stock [Member]
Related Party Transaction [Line Items]
Interest of penalties	$ 33,614	$ 54,707